Pension Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation		$ 162	$ 1,085	$ 1,008
Estimated amortization of net gain from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year		24
Employer contributions		50	70	49
Subsequent Event [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contributions	$ 0
SMI Taiwan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions and Recognized Pension Costs under Labor Pension Act		$ 3,317	$ 2,652	$ 2,109
Contributions Based on Percentage Employee Salaries under Labor Standards Law		2.00%
SMI Taiwan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension		6.00%